Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 38,862	$ 11,502
Advances for vessels under construction and other vessel costs	43,160	30,053
Advances for vessel acquisitions and other vessel costs	10,066	23,983
Transferred to vessel cost	(62,588)	(26,676)
Ending balance	$ 29,500	$ 38,862